INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Net operating loss carryforwards and tax credits
Tax benefits related to NOLs	$ 10.6
Tax benefits of acquired attributes which were recorded as a reduction of goodwill	10.4
Tax credit carryforwards	11.9
Tax credit carryforwards that can be carried forward indefinitely	6.4
Tax credit carryforwards expiring within ten years	5.5
Federal
Net operating loss carryforwards and tax credits
Loss carryforwards	54.9
State
Net operating loss carryforwards and tax credits
Loss carryforwards	77.2
Capital loss carryforwards	34.4
Tax credit carryforwards	1.2
State | Research
Net operating loss carryforwards and tax credits
Tax credit carryforwards	5.2
Foreign
Net operating loss carryforwards and tax credits
Loss carryforwards	98.2
Net operating losses carryforwards that can be carried forward indefinitely	93.0
Net operating losses carryforwards expiring within twenty years		5.2
Tax credit carryforwards	$ 5.5